Note 15 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2022	December 31, 2023
Interest rate swap contracts	Current assets – Derivatives	1,142,682	-
Interest rate swap contracts	Long - term assets – Derivatives	2,669,244	-
Total derivative assets		3,811,926	-
Interest rate swap contracts	Current liabilities – Derivatives	-	56,042
Interest rate swap contracts	Long-term liabilities – Derivatives	-	168,138
Total derivative liabilities		-	224,180

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain / (loss) recognized	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
Interest rate swap contracts– Unrealized gain / (loss)	(Loss) / gain on derivatives, net	153,835	4,223,839	(4,036,107)
Interest rate swap contracts- Realized (loss) / gain	(Loss) / gain on derivatives, net	(180,976)	131,818	4,214,235
Total net (loss) / gain on interest rate swap contracts		(27,141)	4,355,657	178,128